Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Statutory Federal Income Tax Rate to Income Before Provision for Income Taxes	The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:
	2023	2022
Income tax provision at the federal statutory rate	28%	21%
Effect on operating losses	(28)%	(21)%

Schedule of Net Deferred Tax Assets	The net deferred tax assets consist of the following:
	December 31, 2023	December 31, 2022
Deferred tax asset	$1,098,630	$675,406
Valuation allowance	(1,0968,630)	(675,406)
Net deferred tax asset	$-	$-